UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-02258
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Income Fund of Boston Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Income Fund of Boston
Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	38

Officers and Trustees	41

Important Notices	42

Eaton Vance
Income Fund of Boston
April 30, 2012
Portfolio Managers Michael W. Weilheimer, CFA, and Thomas P. Huggins
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	6/15/1972	5.90%	5.26%	6.46%	8.64%	—
Class A with 4.75% Maximum Sales Charge	—	0.79	0.23	5.43	8.11	—
Class B at NAV	6/20/2002	5.52	4.31	5.68	—	8.20%
Class B with 5% Maximum Sales Charge	—	0.52	-0.57	5.39	—	8.20
Class C at NAV	6/21/2002	5.69	4.48	5.72	—	8.26
Class C with 1% Maximum Sales Charge	—	4.69	3.50	5.72	—	8.26
Class I at NAV	7/1/1999	6.03	5.53	6.77	8.92	—
Class R at NAV	1/5/2004	5.77	5.00	6.22	—	7.13

BofA Merrill Lynch U.S. High Yield Index	—	6.45%	5.15%	7.77%	8.88%	—
BofA Merrill Lynch U.S. High Yield Constrained Index	—	6.45	5.13	7.94	9.02	—

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R

		1.02%	1.77%	1.77%	0.77%	1.27%
Fund Profile

Credit Quality (% of bond holdings)5

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Income Fund of Boston
April 30, 2012
Endnotes and Additional Disclosures

[1]	BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective June 20, 2012, Michael Weilheimer is the sole portfolio manager of the Fund and Boston Income Portfolio.

Eaton Vance
Income Fund of Boston

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Class A	$1,000.00	$1,059.00	$5.22	1.02%
Class B	$1,000.00	$1,055.20	$9.04	1.77%
Class C	$1,000.00	$1,056.90	$9.05	1.77%
Class I	$1,000.00	$1,060.30	$3.94	0.77%
Class R	$1,000.00	$1,057.70	$6.50	1.27%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.12	1.02%
Class B	$1,000.00	$1,016.10	$8.87	1.77%
Class C	$1,000.00	$1,016.10	$8.87	1.77%
Class I	$1,000.00	$1,021.00	$3.87	0.77%
Class R	$1,000.00	$1,018.50	$6.37	1.27%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance
Income Fund of Boston

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Boston Income Portfolio, at value (identified cost, $3,513,464,566)	$3,628,014,056
Receivable for Fund shares sold	18,990,624

Total assets	$3,647,004,680

Liabilities

Payable for Fund shares redeemed	$15,631,383
Distributions payable	2,303,101
Payable to affiliates:
Distribution and service fees	606,452
Trustees’ fees	42
Accrued expenses	798,905

Total liabilities	$19,339,883

Net Assets	$3,627,664,797

Sources of Net Assets

Paid-in capital	$3,713,998,395
Accumulated net realized loss from Portfolio	(191,304,969)
Accumulated distributions in excess of net investment income	(9,578,119)
Net unrealized appreciation from Portfolio	114,549,490

Total	$3,627,664,797

Class A Shares

Net Assets	$1,520,731,792
Shares Outstanding	260,471,853
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.84
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.13

Class B Shares

Net Assets	$65,432,215
Shares Outstanding	11,199,542
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.84

Class C Shares

Net Assets	$288,628,363
Shares Outstanding	49,374,044
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.85

Class I Shares

Net Assets	$1,720,234,279
Shares Outstanding	294,537,002
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.84

Class R Shares

Net Assets	$32,638,148
Shares Outstanding	5,589,509
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.84

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest and other income allocated from Portfolio	$119,673,474
Dividends allocated from Portfolio	721,652
Expenses allocated from Portfolio	(10,012,718)

Total investment income from Portfolio	$110,382,408

Expenses

Distribution and service fees
Class A	$1,799,206
Class B	351,744
Class C	1,308,605
Class R	72,964
Trustees’ fees and expenses	250
Custodian fee	19,525
Transfer and dividend disbursing agent fees	1,817,640
Legal and accounting services	23,625
Printing and postage	259,248
Registration fees	156,476
Miscellaneous	12,673

Total expenses	$5,821,956

Net investment income	$104,560,452

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(3,387,068)
Swap contracts	530,477

Net realized loss	$(2,856,591)

Change in unrealized appreciation (depreciation) —
Investments	$84,803,789
Swap contracts	2,803,093

Net change in unrealized appreciation (depreciation)	$87,606,882

Net realized and unrealized gain	$84,750,291

Net increase in net assets from operations	$189,310,743

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$104,560,452	$204,506,561
Net realized gain (loss) from investment transactions and swap contracts	(2,856,591)	2,953,725
Net change in unrealized appreciation (depreciation) from investments and swap contracts	87,606,882	(70,317,707)

Net increase in net assets from operations	$189,310,743	$137,142,579

Distributions to shareholders —
From net investment income
Class A	$(53,222,425)	$(115,748,177)
Class B	(2,343,778)	(6,658,945)
Class C	(8,689,553)	(18,471,446)
Class I	(53,024,058)	(74,579,270)
Class R	(1,045,357)	(2,230,862)

Total distributions to shareholders	$(118,325,171)	$(217,688,700)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$288,683,070	$448,762,846
Class B	3,142,960	10,610,710
Class C	53,824,237	70,366,102
Class I	703,313,249	806,336,953
Class R	6,597,482	15,361,010
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	47,231,020	96,524,327
Class B	1,832,385	4,217,041
Class C	6,971,730	11,886,885
Class I	45,340,066	60,702,560
Class R	939,299	1,920,952
Cost of shares redeemed
Class A	(286,724,331)	(602,533,721)
Class B	(5,356,853)	(18,880,158)
Class C	(25,645,290)	(82,896,085)
Class I	(240,693,082)	(359,042,932)
Class R	(7,182,616)	(14,545,887)
Net asset value of shares exchanged
Class A	11,949,508	28,644,074
Class B	(11,949,508)	(28,644,074)
Redemption fees	—	12,924

Net increase in net assets from Fund share transactions	$592,273,326	$448,803,527

Net increase in net assets	$663,258,898	$368,257,406

Net Assets

At beginning of period	$2,964,405,899	$2,596,148,493

At end of period	$3,627,664,797	$2,964,405,899

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(9,578,119)	$4,186,600

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$5.720		$5.850	$5.400	$4.330	$6.370	$6.460

Income (Loss) From Operations

Net investment income(1)	$0.186		$0.423	$0.466	$0.459	$0.496	$0.489
Net realized and unrealized gain (loss)	0.145		(0.103)	0.475	1.119	(2.033)	(0.098)

Total income (loss) from operations	$0.331		$0.320	$0.941	$1.578	$(1.537)	$0.391

Less Distributions

From net investment income	$(0.211)		$(0.450)	$(0.491)	$(0.508)	$(0.503)	$(0.481)

Total distributions	$(0.211)		$(0.450)	$(0.491)	$(0.508)	$(0.503)	$(0.481)

Redemption fees(1)	$—		$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of period	$5.840		$5.720	$5.850	$5.400	$4.330	$6.370

Total Return(3)	5.90	%(4)	5.60%	17.98%	39.78%	(25.77)%	6.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,520,732		$1,428,797	$1,494,894	$1,382,206	$936,790	$1,440,552
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.02	%(7)	1.02%	1.04%	1.11%	1.07%	1.06%
Net investment income	6.53	%(7)	7.25%	8.32%	10.10%	8.52%	7.53%
Portfolio Turnover of the Portfolio	33	%(4)	70%	75%	74%	54%	84%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$5.720		$5.860	$5.410	$4.330	$6.370	$6.450

Income (Loss) From Operations

Net investment income(1)	$0.165		$0.382	$0.425	$0.430	$0.452	$0.441
Net realized and unrealized gain (loss)	0.145		(0.116)	0.477	1.118	(2.034)	(0.088)

Total income (loss) from operations	$0.310		$0.266	$0.902	$1.548	$(1.582)	$0.353

Less Distributions

From net investment income	$(0.190)		$(0.406)	$(0.452)	$(0.468)	$(0.458)	$(0.433)

Total distributions	$(0.190)		$(0.406)	$(0.452)	$(0.468)	$(0.458)	$(0.433)

Redemption fees(1)	$—		$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of period	$5.840		$5.720	$5.860	$5.410	$4.330	$6.370

Total Return(3)	5.52	%(4)	4.63%	17.35%	38.55%	(26.35)%	5.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$65,432		$76,367	$110,968	$113,900	$99,181	$173,448
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.77	%(7)	1.77%	1.79%	1.86%	1.82%	1.81%
Net investment income	5.80	%(7)	6.53%	7.59%	9.51%	7.76%	6.79%
Portfolio Turnover of the Portfolio	33	%(4)	70%	75%	74%	54%	84%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$5.720		$5.860	$5.410	$4.330	$6.370	$6.450

Income (Loss) From Operations

Net investment income(1)	$0.165		$0.380	$0.424	$0.430	$0.452	$0.440
Net realized and unrealized gain (loss)	0.155		(0.114)	0.478	1.119	(2.034)	(0.087)

Total income (loss) from operations	$0.320		$0.266	$0.902	$1.549	$(1.582)	$0.353

Less Distributions

From net investment income	$(0.190)		$(0.406)	$(0.452)	$(0.469)	$(0.458)	$(0.433)

Total distributions	$(0.190)		$(0.406)	$(0.452)	$(0.469)	$(0.458)	$(0.433)

Redemption fees(1)	$—		$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of period	$5.850		$5.720	$5.860	$5.410	$4.330	$6.370

Total Return(3)	5.69	%(4)	4.63%	17.34%	38.58%	(26.35)%	5.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$288,628		$247,649	$255,375	$210,403	$129,369	$208,480
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.77	%(7)	1.77%	1.79%	1.86%	1.82%	1.81%
Net investment income	5.77	%(7)	6.50%	7.55%	9.42%	7.77%	6.78%
Portfolio Turnover of the Portfolio	33	%(4)	70%	75%	74%	54%	84%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$5.720		$5.860	$5.410	$4.330	$6.370	$6.450

Income (Loss) From Operations

Net investment income(1)	$0.192		$0.434	$0.477	$0.473	$0.506	$0.505
Net realized and unrealized gain (loss)	0.146		(0.109)	0.478	1.128	(2.028)	(0.088)

Total income (loss) from operations	$0.338		$0.325	$0.955	$1.601	$(1.522)	$0.417

Less Distributions

From net investment income	$(0.218)		$(0.465)	$(0.505)	$(0.521)	$(0.518)	$(0.497)

Total distributions	$(0.218)		$(0.465)	$(0.505)	$(0.521)	$(0.518)	$(0.497)

Redemption fees(1)	$—		$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of period	$5.840		$5.720	$5.860	$5.410	$4.330	$6.370

Total Return(3)	6.03	%(4)	5.68%	18.47%	40.20%	(25.58)%	6.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,720,234		$1,179,925	$705,118	$410,590	$241,204	$56,913
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.77	%(7)	0.77%	0.79%	0.86%	0.82%	0.81%
Net investment income	6.73	%(7)	7.45%	8.49%	10.43%	9.14%	7.78%
Portfolio Turnover of the Portfolio	33	%(4)	70%	75%	74%	54%	84%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2012

Financial Highlights — continued

	Class R

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$5.720		$5.850	$5.400	$4.330	$6.370	$6.450

Income (Loss) From Operations

Net investment income(1)	$0.180		$0.408	$0.452	$0.450	$0.481	$0.471
Net realized and unrealized gain (loss)	0.144		(0.103)	0.475	1.115	(2.033)	(0.086)

Total income (loss) from operations	$0.324		$0.305	$0.927	$1.565	$(1.552)	$0.385

Less Distributions

From net investment income	$(0.204)		$(0.435)	$(0.477)	$(0.495)	$(0.488)	$(0.465)

Total distributions	$(0.204)		$(0.435)	$(0.477)	$(0.495)	$(0.488)	$(0.465)

Redemption fees(1)	$—		$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000 (2)

Net asset value — End of period	$5.840		$5.720	$5.850	$5.400	$4.330	$6.370

Total Return(3)	5.77	%(4)	5.33%	17.69%	39.38%	(25.96)%	6.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32,638		$31,668	$29,793	$20,008	$11,318	$13,106
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.27	%(7)	1.27%	1.29%	1.36%	1.32%	1.30%
Net investment income	6.30	%(7)	6.99%	8.05%	9.85%	8.30%	7.28%
Portfolio Turnover of the Portfolio	33	%(4)	70%	75%	74%	54%	84%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Boston Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (85.3% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $172,649,892 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($92,542,342), October 31, 2017 ($77,345,106) and October 31, 2019 ($2,762,444). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Eaton Vance
Income Fund of Boston

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

H Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Class A, Class I and Class R shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A, Class I and Class R shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $57,730 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $251,734 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $1,799,206 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $263,808 and $981,454 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $6,453,000 and $30,368,000, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $36,482 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or

Eaton Vance
Income Fund of Boston

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $87,936, $327,151 and $36,482 for Class B, Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $2,000, $50,000 and $15,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $594,569,189 and $100,612,841, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	50,280,321	77,103,982
Issued to shareholders electing to receive payments of distributions in Fund shares	8,213,114	16,561,468
Redemptions	(50,120,137)	(103,897,109)
Exchange from Class B shares	2,091,724	4,893,437

Net increase (decrease)	10,465,022	(5,338,222)

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	553,299	1,812,014
Issued to shareholders electing to receive payments of distributions in Fund shares	318,809	722,578
Redemptions	(936,042)	(3,236,461)
Exchange to Class A shares	(2,088,785)	(4,886,019)

Net decrease	(2,152,719)	(5,587,888)

Eaton Vance
Income Fund of Boston

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	9,351,496	12,048,040
Issued to shareholders electing to receive payments of distributions in Fund shares	1,210,760	2,039,003
Redemptions	(4,466,816)	(14,377,397)

Net increase (decrease)	6,095,440	(290,354)

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	122,437,661	138,301,124
Issued to shareholders electing to receive payments of distributions in Fund shares	7,867,257	10,438,215
Redemptions	(42,152,797)	(62,775,879)

Net increase	88,152,121	85,963,460

	Six Months Ended
	April 30, 2012	Year Ended
Class R	(Unaudited)	October 31, 2011

Sales	1,144,234	2,628,907
Issued to shareholders electing to receive payments of distributions in Fund shares	163,342	329,621
Redemptions	(1,258,188)	(2,507,152)

Net increase	49,388	451,376

For the year ended October 31, 2011, the Fund received $12,924 in redemption fees.

Boston Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 83.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.9%

Alliant Techsystems, Inc., Sr. Sub. Notes, 6.875%, 9/15/20	$2,335	$2,510,125
Huntington Ingalls Industries, Inc., Sr. Notes, 6.875%, 3/15/18	2,925	3,107,812
Huntington Ingalls Industries, Inc., Sr. Notes, 7.125%, 3/15/21	7,245	7,706,869
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18	24,600	26,937,000

		$40,261,806

Automotive & Auto Parts — 3.3%

Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	$6,600	$7,251,750
Affinia Group, Inc., Sr. Sub. Notes, 9.00%, 11/30/14	875	885,938
Allison Transmission, Inc., Sr. Notes, 7.125%, 5/15/19(1)	3,715	3,910,037
American Axle & Manufacturing, Inc., Sr. Notes, 5.25%, 2/11/14	500	520,000
American Axle & Manufacturing, Inc., Sr. Notes, 9.25%, 1/15/17(1)	11,128	12,435,540
Chrysler Group, LLC, 8.25%, 6/15/21	11,460	11,918,400
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	8,340	9,399,464
Ford Motor Credit Co., LLC, Sr. Notes, 5.875%, 8/2/21	7,155	8,095,754
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	16,305	19,512,927
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	4,565	5,795,299
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	4,785	6,064,987
General Motors Financial Co., Inc., Sr. Notes, 6.75%, 6/1/18	4,760	5,074,598
Meritor, Inc., Sr. Notes, 8.125%, 9/15/15	7,040	7,506,400
Meritor, Inc., Sr. Notes, 10.625%, 3/15/18	8,955	9,772,144
Navistar International Corp., Sr. Notes, 8.25%, 11/1/21	6,637	7,201,145
Tomkins, LLC/Tomkins, Inc., 9.00%, 10/1/18	6,796	7,594,530
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	9,217	9,942,839
UCI International, Inc., Sr. Notes, 8.625%, 2/15/19	3,855	3,970,650
Visteon Corp., Sr. Notes, 6.75%, 4/15/19	2,395	2,478,825

		$139,331,227

Banks and Thrifts — 1.6%

Ally Financial, Inc., Sr. Notes, 2.688%, 12/1/14(2)	$3,405	$3,232,489
Ally Financial, Inc., Sr. Notes, 5.50%, 2/15/17	16,320	16,693,467
Ally Financial, Inc., Sr. Notes, 6.25%, 12/1/17	13,360	14,100,932
Ally Financial, Inc., Sr. Notes, 8.00%, 11/1/31	24,230	27,864,500
Bank of America N.A., Sr. Sub. Notes, 5.30%, 3/15/17	6,505	6,790,179

		$68,681,567

Broadcasting — 0.7%

AMC Networks, Inc., Sr. Notes, 7.75%, 7/15/21(1)	$3,920	$4,400,200
Crown Media Holdings, Inc., Sr. Notes, 10.50%, 7/15/19	3,385	3,685,419
Cumulus Media Holdings, Inc., Sr. Notes, 7.75%, 5/1/19	4,785	4,551,731
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/14(1)	15,340	17,430,075

		$30,067,425

Building Materials — 0.4%

Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(1)	$14,025	$14,638,594
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	3,155	3,423,175

		$18,061,769

Cable / Satellite TV — 2.6%

Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$7,985	$8,523,987
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	6,995	7,711,987
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 6.50%, 4/30/21	1,490	1,564,500
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.00%, 1/15/19	1,510	1,623,250
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.25%, 10/30/17	4,455	4,867,088
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.375%, 6/1/20	12,875	14,114,219
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.875%, 4/30/18	5,005	5,442,938
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.125%, 4/30/20	940	1,057,500
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21(1)	9,825	10,242,562
DISH DBS Corp., Sr. Notes, 6.75%, 6/1/21	18,475	20,322,500
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	11,240	11,633,400

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Cable / Satellite TV (continued)

Mediacom, LLC/Mediacom Capital Corp., Sr. Notes, 9.125%, 8/15/19	$2,810	$3,076,950
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	10,970	11,600,775
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	8,050	8,311,625

		$110,093,281

Capital Goods — 0.9%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$3,895	$3,963,163
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	9,585	10,351,800
CNH Capital, LLC, Sr. Notes, 6.25%, 11/1/16(1)	7,295	7,814,769
Manitowoc Co., Inc. (The), Sr. Notes, 9.50%, 2/15/18	2,475	2,768,906
Terex Corp., Sr. Notes, 10.875%, 6/1/16	11,975	13,621,562

		$38,520,200

Chemicals — 3.6%

Celanese US Holdings, LLC, Sr. Notes, 5.875%, 6/15/21	$3,350	$3,597,063
Celanese US Holdings, LLC, Sr. Notes, 6.625%, 10/15/18	2,745	2,964,600
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	9,045	10,537,425
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	6,735	8,065,162
Chemtura Corp., Sr. Notes, 7.875%, 9/1/18	6,300	6,772,500
Ineos Finance PLC, Sr. Notes, 7.50%, 5/1/20(1)	9,260	9,560,950
Ineos Finance PLC, Sr. Notes, 8.375%, 2/15/19(1)	10,455	11,239,125
Koppers, Inc., Sr. Notes, 7.875%, 12/1/19	2,130	2,300,400
Kraton Polymers, LLC, Sr. Notes, 6.75%, 3/1/19	3,425	3,579,125
LyondellBasell Industries N.V., Sr. Notes, 5.00%, 4/15/19(1)	38,085	39,513,187
LyondellBasell Industries N.V., Sr. Notes, 5.75%, 4/15/24(1)	32,820	34,050,750
NOVA Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	5,500	6,132,500
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	1,830	1,962,675
Polypore International, Inc., Sr. Notes, 7.50%, 11/15/17	2,290	2,415,950
Solutia, Inc., Sr. Notes, 8.75%, 11/1/17	4,840	5,493,400
Taminco Global Chemical Corp., Sr. Sub. Notes, 9.75%, 3/31/20(1)	2,165	2,273,250
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(1)	3,685	3,169,100

		$153,627,162

Consumer Products — 2.0%

ACCO Brands Corp., Sr. Notes, 6.75%, 4/30/20(1)	$12,980	$13,499,200
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	6,630	7,246,259
Amscan Holdings, Inc., Sr. Notes, 8.75%, 5/1/14	31,853	32,052,400
Revlon Consumer Products Corp., 9.75%, 11/15/15	11,850	12,842,437
Scotts Miracle-Gro Co. (The), Sr. Notes, 7.25%, 1/15/18	1,790	1,942,150
Spectrum Brands, Inc., Sr. Notes, 6.75%, 3/15/20(1)	11,645	11,950,681
Spectrum Brands, Inc., Sr. Notes, 9.50%, 6/15/18(1)	3,905	4,441,938

		$83,975,065

Containers — 1.5%

Ball Corp., Sr. Notes, 5.00%, 3/15/22	$5,230	$5,328,063
BWAY Holding Co., Sr. Notes, 10.00%, 6/15/18	1,855	2,049,775
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(1)	13,555	14,029,425
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(1)	8,085	8,489,250
Reynolds Group Holdings, Inc., Sr. Notes, 7.75%, 10/15/16(1)	7,230	7,681,875
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19(1)	5,025	5,452,125
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(1)	2,775	2,802,750
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	2,435	2,541,531
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	5,235	5,464,031
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	9,925	11,314,500

		$65,153,325

Diversified Financial Services — 4.6%

Aircastle, Ltd., Sr. Notes, 6.75%, 4/15/17(1)	$5,195	$5,272,925
Aircastle, Ltd., Sr. Notes, 7.625%, 4/15/20(1)	2,600	2,652,000
Alliance Data Systems Corp., Sr. Notes, 6.375%, 4/1/20(1)	5,350	5,497,125
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	16,392	17,047,206
Cantor Fitzgerald, L.P., 7.875%, 10/15/19(1)	5,410	5,516,761
CIT Group, Inc., Sr. Notes, 4.75%, 2/15/15(1)	20,715	21,181,087
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(1)	9,040	9,356,400
CIT Group, Inc., Sr. Notes, 5.25%, 3/15/18	5,235	5,398,594
E*TRADE Financial Corp., Sr. Notes, 7.875%, 12/1/15	3,000	3,078,750
E*TRADE Financial Corp., Sr. Notes, 12.50%, 11/30/17	24,095	28,191,150

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Diversified Financial Services (continued)

International Lease Finance Corp., Sr. Notes, 5.875%, 5/1/13	$12,395	$12,735,863
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	7,200	7,269,566
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	16,365	18,369,712
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	9,855	11,316,221
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	5,350	6,018,750
International Lease Finance Corp., Sr. Notes, (MTN), 5.30%, 5/1/12	4,855	4,855,000
International Lease Finance Corp., Sr. Notes, (MTN), 5.65%, 6/1/14	11,900	12,227,250
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes, 5.625%, 3/15/20(1)	18,665	19,038,300

		$195,022,660

Diversified Media — 2.3%

Catalina Marketing Corp., Sr. Notes, 10.50%, 10/1/15(1)(3)	$9,694	$9,475,885
Catalina Marketing Corp., Sr. Sub. Notes, 11.625%, 10/1/17(1)	13,835	12,105,625
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(1)	9,495	3,798,000
Clear Channel Worldwide Holdings, Inc., Sr. Notes, 9.25%, 12/15/17	4,900	5,396,125
Clear Channel Worldwide Holdings, Inc., Sr. Sub. Notes, 7.625%, 3/15/20(1)	8,310	8,268,450
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Sub. Notes, 7.625%, 3/15/20(1)	2,005	1,959,888
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	6,460	5,523,300
LBI Media, Inc., Sr. Notes, 11.00%, 10/15/13	1,860	1,320,600
MDC Partners, Inc., Sr. Notes, 11.00%, 11/1/16	9,210	10,061,925
National CineMedia, LLC, Sr. Notes, 6.00%, 4/15/22(1)	5,740	5,869,150
National CineMedia, LLC, Sr. Notes, 7.875%, 7/15/21	3,450	3,734,625
Nielsen Finance, LLC, Sr. Notes, 11.50%, 5/1/16	3,046	3,533,360
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	283	328,988
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	10,615	11,649,962
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(1)	2,195	2,409,012
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18	11,635	12,740,325

		$98,175,220

Energy — 10.7%

AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 6.75%, 5/20/20	$10,050	$10,301,250
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 7.00%, 5/20/22	12,560	12,842,600
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	5,490	5,572,350
Anadarko Petroleum Corp., Sr. Notes, 6.375%, 9/15/17	7,670	9,123,595
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	5,075	5,366,813
Basic Energy Services, Inc., Sr. Notes, 7.75%, 2/15/19	2,375	2,434,375
Berry Petroleum Co., Sr. Notes, 6.375%, 9/15/22	26,395	27,516,787
Bill Barrett Corp., Sr. Notes, 7.625%, 10/1/19	6,350	6,445,250
Bill Barrett Corp., Sr. Notes, 9.875%, 7/15/16	1,410	1,572,150
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	2,860	2,817,100
Chaparral Energy, Inc., Sr. Notes, 7.625%, 11/15/22(1)	4,175	4,268,938
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(1)	8,565	8,543,587
Chesapeake Energy Corp., Sr. Notes, 6.775%, 3/15/19	14,510	14,129,112
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., Sr. Notes, 6.625%, 11/15/19(1)	3,875	3,661,875
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(1)	30,954	33,198,165
Concho Resources, Inc., Sr. Notes, 6.50%, 1/15/22	4,730	5,013,800
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	5,535	6,046,988
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22(1)	10,505	10,675,706
Continental Resources, Inc., Sr. Notes, 7.125%, 4/1/21	2,290	2,564,800
Continental Resources, Inc., Sr. Notes, 7.375%, 10/1/20	925	1,036,000
Denbury Resources, Inc., Sr. Sub. Notes, 8.25%, 2/15/20	5,335	5,975,200
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	10,911,875
Everest Acquisition, LLC/Everest Acquisition Finance, Inc., Sr. Notes, 6.875%, 5/1/19(1)	18,495	19,442,869
Everest Acquisition, LLC/Everest Acquisition Finance, Inc., Sr. Notes, 9.375%, 5/1/20(1)	13,545	14,442,356
Frontier Oil Corp., Sr. Notes, 6.875%, 11/15/18	1,825	1,916,250
FTS International Services LLC/FTS International Bonds, Inc., Sr. Notes, 8.125%, 11/15/18(1)	12,215	12,673,062
Harvest Operations Corp., Sr. Notes, 6.875%, 10/1/17(1)	2,710	2,872,600
Holly Corp., Sr. Notes, 9.875%, 6/15/17	5,995	6,744,375

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Energy (continued)

Holly Energy Partners LP/Holly Energy Finance Corp., Sr. Notes, 6.50%, 3/1/20(1)	$2,605	$2,637,563
Kodiak Oil & Gas Corp., Sr. Notes, 8.125%, 12/1/19(1)	20,655	21,920,119
Laredo Petroleum, Inc., Sr. Notes, 7.375%, 5/1/22(1)	3,655	3,792,063
Oasis Petroleum, Inc., Sr. Notes, 6.50%, 11/1/21	3,365	3,449,125
OGX Austria GmbH, Sr. Notes, 8.50%, 6/1/18(1)	15,730	16,398,525
Oil States International, Inc., Sr. Notes, 6.50%, 6/1/19	9,420	10,008,750
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	4,080	4,243,200
PetroBakken Energy, Ltd., Sr. Notes, 8.625%, 2/1/20(1)	17,195	17,968,775
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	4,215,225
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21	7,945	8,302,525
Precision Drilling Corp., Sr. Notes, 6.625%, 11/15/20	3,450	3,613,875
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	14,465	15,296,737
Range Resources Corp., Sr. Sub. Notes, 5.00%, 8/15/22	4,700	4,694,125
Range Resources Corp., Sr. Sub. Notes, 6.75%, 8/1/20	5,485	5,978,650
Rosetta Resources, Inc., Sr. Notes, 9.50%, 4/15/18	3,375	3,716,719
Samson Investment Co., Sr. Notes, 9.75%, 2/15/20(1)	11,040	11,536,800
SESI, LLC, Sr. Notes, 6.375%, 5/1/19	11,995	12,534,775
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	1,150	1,158,625
Southwestern Energy Co., Sr. Notes, 7.50%, 2/1/18	9,050	10,929,106
Targa Resources Partners, LP/Targa Resources Partners Finance Corp., Sr. Notes, 6.375%, 8/1/22(1)	2,590	2,622,375
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	13,000	12,252,500
Venoco, Inc., Sr. Notes, 11.50%, 10/1/17	1,870	2,005,575
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17(1)	5,865	5,835,675
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22(1)	21,835	21,343,712

		$454,564,947

Entertainment / Film — 0.6%

AMC Entertainment, Inc., Sr. Notes, 8.75%, 6/1/19	$6,845	$7,332,706
Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21	2,395	2,598,575
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	2,875	3,184,063
Regal Cinemas Corp., Sr. Notes, 8.625%, 7/15/19	2,660	2,939,300
Regal Entertainment Group, Sr. Notes, 9.125%, 8/15/18	10,655	11,853,687

		$27,908,331

Environmental — 0.4%

Casella Waste Systems, Inc., 11.00%, 7/15/14	$2,350	$2,538,000
Casella Waste Systems, Inc., Sr. Sub. Notes, 7.75%, 2/15/19	3,315	3,281,850
Clean Harbors, Inc., Sr. Notes, 7.625%, 8/15/16	3,555	3,750,525
Covanta Holding Corp., Sr. Notes, 6.375%, 10/1/22	8,930	9,225,628

		$18,796,003

Food / Beverage / Tobacco — 0.9%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)(3)	$6,947	$4,816,757
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	17,825	16,220,750
Constellation Brands, Inc., Sr. Notes, 6.00%, 5/1/22	6,770	7,142,350
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18	9,060	10,011,300

		$38,191,157

Gaming — 5.5%

Buffalo Thunder Development Authority, Sr. Notes, 9.375%, 12/15/14(1)(4)	$11,355	$4,286,512
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/15	5,840	5,358,200
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	7,835	6,708,719
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.375%, 12/15/13	3,725	3,464,250
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.625%, 6/1/15	25,140	19,483,500
Caesars Entertainment Operating Co., Inc., Sr. Notes, 8.50%, 2/15/20(1)	16,260	16,788,450
Caesars Entertainment Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	8,315	9,229,650
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	1,485	1,459,013
Mandalay Resort Group, Sr. Sub. Notes, 7.625%, 7/15/13	2,965	3,050,244
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	7,080	8,035,800
MGM Resorts International, Sr. Notes, 5.875%, 2/27/14	13,670	14,216,800
MGM Resorts International, Sr. Notes, 6.75%, 9/1/12	2,430	2,478,600

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Gaming (continued)

MGM Resorts International, Sr. Notes, 6.75%, 4/1/13	$27,890	$29,023,031
MGM Resorts International, Sr. Notes, 7.75%, 3/15/22	20,120	20,824,200
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	2,250	2,520,000
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	4,625	5,295,625
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	4,790	5,448,625
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	15,085	13,123,950
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	5,385	5,600,400
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.00%, 9/15/18(1)	14,770	10,449,775
Peninsula Gaming, LLC, 8.375%, 8/15/15	4,165	4,417,503
Peninsula Gaming, LLC, Sr. Notes, 10.75%, 8/15/17	11,540	12,780,550
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., Sr. Notes, 8.625%, 4/15/16(1)	2,590	2,768,063
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	9,455	9,336,812
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(5)	7,808	4,519,829
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	11,615	12,892,650

		$233,560,751

Health Care — 6.8%

Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$11,860	$12,023,075
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	6,345	6,638,456
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	1,820	1,956,500
AMGH Merger Sub, Inc., Sr. Notes, 9.25%, 11/1/18(1)	10,230	10,588,050
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	11,730	12,404,475
Biomet, Inc., Sr. Notes, 10.375%, 10/15/17(3)	8,570	9,309,163
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	19,765	20,308,537
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 8.75%, 3/15/18(1)	2,110	2,157,475
Emergency Medical Services Corp., Sr. Notes, 8.125%, 6/1/19	4,565	4,701,950
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 7/15/19	4,610	4,944,225
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 12/15/20	11,910	12,788,362
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.25%, 1/15/22	3,825	4,121,438
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.625%, 7/31/19(1)	6,375	6,502,500
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.875%, 1/31/22(1)	5,315	5,414,656
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(1)	3,685	4,242,356
HCA Holdings, Inc., Sr. Notes, 7.75%, 5/15/21	2,820	2,975,100
HCA, Inc., 9.875%, 2/15/17	6,315	6,954,394
HCA, Inc., Sr. Notes, 6.25%, 2/15/13	4,500	4,637,813
HCA, Inc., Sr. Notes, 6.50%, 2/15/20	10,650	11,422,125
HCA, Inc., Sr. Notes, 7.50%, 2/15/22	10,400	11,219,000
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	7,300	7,564,625
Kinetic Concepts, Inc./KCI USA, Inc., Sr. Notes, 12.50%, 11/1/19(1)	7,765	7,221,450
Multiplan, Inc., Sr. Notes, 9.875%, 9/1/18(1)	12,245	13,347,050
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	3,600	3,258,000
Pharmaceutical Product Development, Inc., Sr. Notes, 9.50%, 12/1/19(1)	18,340	20,174,000
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	6,350	6,778,625
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	6,490	6,960,525
PSS World Medical, Inc., Sr. Notes, 6.375%, 3/1/22(1)	12,520	12,895,600
ResCare, Inc., Sr. Notes, 10.75%, 1/15/19	9,675	10,799,719
Rural/Metro Corp., Sr. Notes, 10.125%, 7/15/19(1)	4,090	3,905,950
Stewart Enterprises, Inc., Sr. Notes, 6.50%, 4/15/19	1,900	1,995,000
STHI Holding Corp., Sr. Notes, 8.00%, 3/15/18(1)	9,840	10,528,800
Teleflex, Inc., Sr. Sub. Notes, 6.875%, 6/1/19	1,925	2,069,375
USPI Finance Corp., Sr. Notes, 9.00%, 4/1/20(1)	8,475	8,919,938
VWR Funding, Inc., Sr. Notes, 10.25%, 7/15/15(2)(3)	1,000	1,042,500
Warner Chilcott Co., LLC, Sr. Notes, 7.75%, 9/15/18	14,275	15,666,812

		$288,437,619

Homebuilders / Real Estate — 0.9%

CB Richard Ellis Service, Inc., Sr. Notes, 6.625%, 10/15/20	$10,555	$11,346,625
CB Richard Ellis Service, Inc., Sr. Notes, 11.625%, 6/15/17	22,945	26,214,663

		$37,561,288

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insurance — 0.2%

Alliant Holdings I, Inc., Sr. Notes, 11.00%, 5/1/15(1)	$5,665	$5,941,169
USI Holdings Corp., Sr. Notes, 4.378%, 11/15/14(1)(2)	2,125	2,000,156

		$7,941,325

Leisure — 1.4%

NCL Corp., Ltd., Sr. Notes, 9.50%, 11/15/18	$2,720	$3,019,200
NCL Corp., Ltd., Sr. Notes, 9.50%, 11/15/18(1)	7,805	8,663,550
NCL Corp., Ltd., Sr. Notes, 11.75%, 11/15/16	12,095	14,120,912
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	4,095	4,350,938
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	5,780,250
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	2,185	2,354,338
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	4,390	4,708,275
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	1,975	2,399,625
Seven Seas Cruises, S. DE R.L., LLC, Sr. Notes, 9.125%, 5/15/19(1)	10,515	10,804,162
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19	2,420	2,565,200

		$58,766,450

Metals / Mining — 3.4%

Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	$2,660	$2,679,950
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	8,495	8,940,988
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., Sr. Notes, 8.50%, 12/15/19	10,620	10,858,950
CONSOL Energy, Inc., Sr. Notes, 8.00%, 4/1/17	5,395	5,718,700
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	32,395	33,690,800
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 8.25%, 11/1/19(1)	11,600	12,615,000
New Gold, Inc., Sr. Notes, 7.00%, 4/15/20(1)	4,265	4,371,625
Novelis, Inc., Sr. Notes, 8.375%, 12/15/17	4,800	5,208,000
Novelis, Inc., Sr. Notes, 8.75%, 12/15/20	9,225	10,216,687
Peabody Energy Corp., Sr. Notes, 6.00%, 11/15/18(1)	17,105	17,447,100
Peabody Energy Corp., Sr. Notes, 6.25%, 11/15/21(1)	14,665	14,921,637
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	13,250	14,939,375
SunCoke Energy, Inc., Sr. Notes, 7.625%, 8/1/19	4,840	4,961,000

		$146,569,812

Paper — 1.0%

Boise Paper Holdings, LLC, Sr. Notes, 8.00%, 4/1/20	$1,805	$1,999,038
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17	7,295	8,152,163
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	8,205	10,604,962
Longview Fibre Paper & Packaging, Inc., Sr. Notes, 8.00%, 6/1/16(1)	955	969,325
Sappi Papier Holdings GmbH, Sr. Notes, 6.625%, 4/15/21(1)	22,110	20,949,225

		$42,674,713

Railroad — 0.1%

Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$2,635	$2,911,675

		$2,911,675

Restaurants — 0.4%

NPC International, Inc., Sr. Notes, 10.50%, 1/15/20(1)	$16,985	$18,768,425

		$18,768,425

Services — 6.5%

Aramark Holdings Corp., Sr. Notes, 8.625%, 5/1/16(1)(3)	$3,530	$3,622,698
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 8.25%, 1/15/19(1)	5,720	6,020,300
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.625%, 3/15/18	10,565	11,568,675
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.75%, 3/15/20	17,135	18,934,175
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	22,250	21,749,375
Hertz Corp., Sr. Notes, 7.50%, 10/15/18	75	80,812
Laureate Education, Inc., Sr. Notes, 11.00%, 8/15/15(1)	30,966	32,282,055
Laureate Education, Inc., Sr. Notes, 11.25%, 8/15/15(1)	57,348	59,785,678
Laureate Education, Inc., Sr. Sub. Notes, 12.75%, 8/15/17(1)	23,453	25,211,975
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	1,195	1,296,575
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.25%, 11/15/19	4,495	5,079,350
ServiceMaster Co., Sr. Notes, 8.00%, 2/15/20(1)	5,145	5,530,875
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	2,750	1,938,750

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Services (continued)

TransUnion Holding Co., Inc., Sr. Notes, 9.625%, 6/15/18(1)(3)	$16,720	$18,015,800
TransUnion LLC/TransUnion Financing Corp., Sr. Notes, 11.375%, 6/15/18	12,910	15,395,175
United Rentals North America, Inc., Sr. Notes, 10.875%, 6/15/16	15,075	17,128,969
UR Financing Escrow Corp., Sr. Notes, 7.375%, 5/15/20(1)	18,280	19,239,700
UR Financing Escrow Corp., Sr. Notes, 7.625%, 4/15/22(1)	12,380	13,122,800

		$276,003,737

Steel — 0.2%

JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$7,020	$7,300,800
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(4)(5)	8,245	0

		$7,300,800

Super Retail — 5.5%

Academy, Ltd./Academy Finance Corp., Sr. Notes, 9.25%, 8/1/19(1)	$10,625	$11,395,313
Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18	28,225	31,400,312
HD Supply, Inc., Sr. Notes, 8.125%, 4/15/19(1)	11,435	12,306,919
HD Supply, Inc., Sr. Notes, 11.00%, 4/15/20(1)	14,040	15,093,000
Limited Brands, Inc., Sr. Notes, 5.625%, 2/15/22	16,835	17,024,394
Limited Brands, Inc., Sr. Notes, 6.625%, 4/1/21	26,680	28,947,800
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19	12,810	15,227,887
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18	11,435	12,092,512
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	4,553	4,860,373
Pantry, Inc., Sr. Sub. Notes, 7.75%, 2/15/14	5,620	5,648,100
PETCO Animal Supplies, Inc., Sr. Notes, 9.25%, 12/1/18(1)	13,955	15,420,275
Rexel SA, Sr. Notes, 6.125%, 12/15/19(1)	4,390	4,472,313
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes, 6.875%, 11/15/19(1)	215	230,050
Toys “R” Us, Inc., Sr. Notes, 7.375%, 9/1/16(1)	5,980	6,114,550
Toys “R” Us, Inc., Sr. Notes, 7.875%, 4/15/13	51,130	52,663,900
Toys “R” Us, Inc., Sr. Notes, 10.75%, 7/15/17	1,135	1,254,175

		$234,151,873

Technology — 2.5%

Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	$580	$642,350
Avaya, Inc., Sr. Notes, 7.00%, 4/1/19(1)	3,825	3,844,125
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	11,345	11,302,456
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15(1)(3)	1	509
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15(3)	19,309	19,236,361
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	2,215	2,336,825
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	2,795	3,067,513
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	4,540	4,869,150
First Data Corp., Sr. Notes, 7.375%, 6/15/19(1)	13,365	13,732,537
Lawson Software, Inc., Sr. Notes, 9.375%, 4/1/19(1)	6,265	6,578,250
Seagate HDD Cayman, 7.00%, 11/1/21(1)	11,895	12,965,550
Sophia, LP/Sophia Finance, Inc., Sr. Notes, 9.75%, 1/15/19(1)	5,250	5,656,875
SSI Investments II, Ltd./SSI Co-Issuer LLC, Sr. Notes, 11.125%, 6/1/18	18,560	20,648,000

		$104,880,501

Telecommunications — 8.4%

American Tower Corp., Sr. Notes, 5.05%, 9/1/20	$12,730	$13,484,889
CenturyLink, Inc., Sr. Notes, 6.45%, 6/15/21	19,180	19,985,426
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(1)	10,585	10,690,850
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(1)	2,455	2,483,233
Digicel, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	11,140	11,724,850
Digicel, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	8,325	9,303,187
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	4,815	5,272,425
GCI, Inc., Sr. Notes, 6.75%, 6/1/21	2,400	2,436,000
Hughes Satellite Systems Corp., Sr. Notes, 6.50%, 6/15/19	13,025	14,001,875
Inmarsat Finance PLC, Sr. Notes, 7.375%, 12/1/17(1)	4,620	4,989,600
Intelsat Bermuda, Ltd., Sr. Notes, 11.25%, 6/15/16	8,675	9,141,281
Intelsat Jackson Holdings, Ltd., Sr. Notes, 7.25%, 10/15/20(1)	10,440	10,935,900
Intelsat Jackson Holdings, Ltd., Sr. Notes, 9.50%, 6/15/16	3,268	3,410,975
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(1)(3)	19,257	19,931,060
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(3)	4,954	5,176,798
iPCS, Inc., 3.797%, 5/1/14(2)(3)	4,510	4,329,600
Nextel Communications, Inc., Sr. Notes, 5.95%, 3/15/14	39,400	39,547,750
Nextel Communications, Inc., Sr. Notes, 6.875%, 10/31/13	33,595	33,762,975
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	12,380	12,070,500

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Telecommunications (continued)

NII Capital Corp., Sr. Notes, 8.875%, 12/15/19	$7,925	$8,024,062
SBA Telecommunications, Inc., Sr. Notes, 8.00%, 8/15/16	2,649	2,850,986
SBA Telecommunications, Inc., Sr. Notes, 8.25%, 8/15/19	1,771	1,961,383
Sprint Nextel Corp., Sr. Notes, 6.00%, 12/1/16	6,315	5,762,438
Sprint Nextel Corp., Sr. Notes, 9.00%, 11/15/18(1)	33,165	36,605,869
Sprint Nextel Corp., Sr. Notes, 9.125%, 3/1/17(1)	5,150	5,124,250
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	11,660	12,447,050
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	12,665	14,248,125
Wind Acquisition Finance SA, Sr. Notes, 12.25%, 7/15/17(1)(3)	20,625	17,354,626
Windstream Corp., Sr. Notes, 7.50%, 6/1/22	6,715	7,067,537
Windstream Corp., Sr. Notes, 7.75%, 10/1/21	8,500	9,158,750
Windstream Corp., Sr. Notes, 8.125%, 9/1/18	2,565	2,770,200

		$356,054,450

Textiles / Apparel — 0.6%

Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$10,607	$11,442,407
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	13,090	15,187,673

		$26,630,080

Transportation Ex Air / Rail — 0.4%

CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$7,720	$7,720,000
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	6,960	7,429,800

		$15,149,800

Utilities — 2.5%

AES Corp. (The), Sr. Notes, 7.375%, 7/1/21(1)	$4,765	$5,324,888
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(1)	11,965	13,041,850
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	23,420	25,176,500
DPL, Inc., Sr. Notes, 6.50%, 10/15/16(1)	7,335	7,995,150
DPL, Inc., Sr. Notes, 7.25%, 10/15/21(1)	14,880	16,591,200
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	12,200	9,211,000
NRG Energy, Inc., Sr. Notes, 7.875%, 5/15/21	7,300	7,172,250
NRG Energy, Inc., Sr. Notes, 8.25%, 9/1/20	11,225	11,309,187
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	804,625
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	12,585	7,865,625

		$104,492,275

Total Corporate Bonds & Notes
(identified cost $3,400,155,705)		$3,542,286,719

Senior Floating-Rate Interests — 5.8%(6)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Automotive & Auto Parts — 0.2%

Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	$6,104	$6,226,764

		$6,226,764

Building Materials — 0.3%

Panolam Industries International, Inc., Term Loan, 8.25%, Maturing 12/31/13	$9,921	$9,808,976
Panolam Industries International, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	4,223	4,022,888

		$13,831,864

Business Equipment and Services — 0.5%

Quintiles Transnational Corp., Term Loan, 7.50%, Maturing 2/22/17	$21,900	$22,082,493

		$22,082,493

Chemicals and Plastics — 0.8%

EP Energy Corporation, Term Loan, Maturing 4/10/18(7)	$8,000	$8,097,040
Ineos US Finance LLC, Term Loan, Maturing 4/27/15(7)	9,000	9,070,317
Ineos US Finance LLC, Term Loan, Maturing 4/27/18(7)	10,800	10,870,880
PetroLogistics LP, Term Loan, 7.00%, Maturing 3/23/17	6,720	6,787,200

		$34,825,437

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Consumer Products — 0.6%

AMSCAN Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$13,298	$13,380,610
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	13,037	13,063,550

		$26,444,160

Diversified Financial Services — 0.6%

Asurion LLC, Term Loan - Second Lien, 9.00%, Maturing 5/24/19	$14,447	$14,715,916
Nuveen Investments, Inc., Term Loan - Second Lien, 8.25%, Maturing 2/28/19	11,300	11,639,000

		$26,354,916

Food / Beverage / Tobacco — 0.3%

Del Monte Foods Co., Term Loan, 4.50%, Maturing 3/8/18	$11,811	$11,744,314
U.S. Foodservice, Inc., Term Loan, 2.74%, Maturing 7/3/14	1,969	1,939,867

		$13,684,181

Gaming — 0.1%

Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.49%, Maturing 5/16/14	$3,220	$2,994,600

		$2,994,600

Health Care — 0.3%

Aptalis Pharma, Inc., Term Loan, 5.50%, Maturing 2/10/17	$13,156	$13,045,250

		$13,045,250

Insurance — 0.1%

Hub International Limited, Term Loan, 6.75%, Maturing 6/13/14	$4,851	$4,894,924

		$4,894,924

Retail-Food and Drug — 0.1%

Claire’s Stores, Inc., Term Loan, Maturing 5/29/14(7)	$5,600	$5,340,989

		$5,340,989

Services — 1.0%

Brickman Group Holdings Inc., Term Loan, 7.25%, Maturing 10/14/16	$2,873	$2,906,826
Education Management, LLC, Term Loan, 4.50%, Maturing 6/1/16	7,843	7,251,768
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	30,600	31,525,650

		$41,684,244

Super Retail — 0.3%

Academy, Ltd., Term Loan, 6.00%, Maturing 8/3/18	$6,833	$6,910,257
Burlington Coat Factory Warehouse Corporation, Term Loan, 6.25%, Maturing 2/23/17	4,932	4,965,901

		$11,876,158

Technology — 0.1%

First Data Corp., Term Loan, 2.99%, Maturing 9/24/14	$5,632	$5,397,325

		$5,397,325

Transportation Ex Air / Rail — 0.2%

CEVA Group PLC, Term Loan, 5.47%, Maturing 8/31/16	$1,774	$1,676,596
CEVA Group PLC, Term Loan, 5.47%, Maturing 8/31/16	3,890	3,675,760
CEVA Group PLC, Term Loan, 5.47%, Maturing 8/31/16	1,991	1,881,414

		$7,233,770

Utilities — 0.3%

Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.74%, Maturing 10/10/14	$16,810	$9,662,585

		$9,662,585

Total Senior Floating-Rate Interests
(identified cost $247,292,972)		$245,579,660

Convertible Bonds — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive & Auto Parts — 0.3%

Ford Motor Co., 4.25%, 11/15/16	$7,820	$11,651,800

		$11,651,800

Total Convertible Bonds
(identified cost $13,515,887)		$11,651,800

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Common Stocks — 0.4%

Security	Shares	Value

Building Materials — 0.3%

Panolam Holdings Co.(5)(8)(9)	6,997	$11,405,810

		$11,405,810

Consumer Products — 0.0%(10)

HF Holdings, Inc.(5)(8)(9)	3,400	$16,558

		$16,558

Energy — 0.0%(10)

SemGroup Corp.(9)	26,457	$841,333

		$841,333

Gaming — 0.0%(10)

Greektown Superholdings, Inc.(9)	1,365	$70,297

		$70,297

Super Retail — 0.1%

GNC Holdings, Inc., Class A	107,269	$4,189,927

		$4,189,927

Total Common Stocks
(identified cost $5,562,086)		$16,523,925

Convertible Preferred Stocks — 0.1%

Security	Shares	Value

Automotive & Auto Parts — 0.0%(10)

Goodyear Tire & Rubber Co. (The), 5.875%	50,000	$2,076,000

		$2,076,000

Energy — 0.1%

Chesapeake Energy Corp., 4.50%	52,348	$4,219,249

		$4,219,249

Total Convertible Preferred Stocks
(identified cost $7,717,814)		$6,295,249

Preferred Stocks — 0.2%

Security	Shares	Value

Banks and Thrifts — 0.2%

GMAC Capital Trust I, 8.125%	452,465	$10,836,537

		$10,836,537

Total Preferred Stocks
(identified cost $11,410,043)		$10,836,537

Miscellaneous — 0.0%(10)

Security	Shares	Value

Cable / Satellite TV — 0.0%(10)

Adelphia, Inc., Escrow Certificate(9)	10,260,000	$76,437
Adelphia, Inc., Escrow Certificate(9)	5,085,000	37,883
Adelphia Recovery Trust(5)(9)	14,818,854	0

		$114,320

Gaming — 0.0%(10)

BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(8)(9)	8,520	$48,990

		$48,990

Health Care — 0.0%(10)

US Oncology, Inc., Escrow Certificate(9)	4,050,000	$81,000

		$81,000

Services — 0.0%(10)

NCS Acquisition Corp., Escrow Certificate(5)(9)	2,950,000	$203,403

		$203,403

Total Miscellaneous
(identified cost $13,913,678)		$447,713

Warrants — 0.0%(10)

Security	Shares	Value

Energy — 0.0%(10)

SemGroup Corp., Expires 11/30/14(9)	27,849	$247,160

		$247,160

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%(10)

ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	5,575	$501,750

		$501,750

Gaming — 0.0%(10)

Peninsula Gaming, LLC, Convertible Preferred Membership Interests, Expires 7/1/16(5)(8)(9)	6,338	$939,832

		$939,832

Publishing / Printing — 0.0%

Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(8)(9)	33,105	$0

		$0

Total Warrants
(identified cost $278)		$1,688,742

Short-Term Investments — 9.0%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(11)	$381,521	$381,521,404

Total Short-Term Investments
(identified cost $381,521,404)		$381,521,404

Total Investments — 99.1%
(identified cost $4,081,089,867)		$4,216,831,749

Other Assets, Less Liabilities — 0.9%		$37,076,073

Net Assets — 100.0%		$4,253,907,822

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	- Medium-Term Note

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $1,596,155,471 or 37.5% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	This Senior Loan will settle after April 30, 2012, at which time the interest rate will be determined.

(8)	Restricted security (see Note 5).

(9)	Non-income producing security.

(10)	Amount is less than 0.05%.

(11)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $3,699,568,463)	$3,835,310,345
Affiliated investment, at value (identified cost, $381,521,404)	381,521,404
Cash	1,494,409
Interest and dividends receivable	77,239,436
Interest receivable from affiliated investment	29,417
Receivable for investments sold	33,179,770
Receivable for open swap contracts	3,181,892
Premium paid on open swap contracts	2,827,228
Miscellaneous receivable	447,700

Total assets	$4,335,231,601

Liabilities

Payable for investments purchased	$77,289,196
Payable for open swap contracts	641,510
Premium received on open swap contracts	1,125,583
Payable to affiliates:
Investment adviser fee	2,081,903
Trustees’ fees	5,668
Accrued expenses	179,919

Total liabilities	$81,323,779

Net Assets applicable to investors’ interest in Portfolio	$4,253,907,822

Sources of Net Assets

Investors’ capital	$4,115,625,558
Net unrealized appreciation	138,282,264

Total	$4,253,907,822

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest and other income	$139,224,227
Dividends	833,295
Interest allocated from affiliated investment	150,567
Expenses allocated from affiliated investment	(24,497)

Total investment income	$140,183,592

Expenses

Investment adviser fee	$11,217,929
Trustees’ fees and expenses	35,460
Custodian fee	286,120
Legal and accounting services	54,938
Miscellaneous	45,756

Total expenses	$11,640,203

Deduct —
Reduction of custodian fee	$67

Total expense reductions	$67

Net expenses	$11,640,136

Net investment income	$128,543,456

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(613,377)
Investment transactions allocated from affiliated investment	2,866
Swap contracts	588,100

Net realized loss	$(22,411)

Change in unrealized appreciation (depreciation) —
Investments	$98,896,148
Swap contracts	3,278,747

Net change in unrealized appreciation (depreciation)	$102,174,895

Net realized and unrealized gain	$102,152,484

Net increase in net assets from operations	$230,695,940

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$128,543,456	$241,506,880
Net realized gain (loss) from investment transactions and swap contracts	(22,411)	8,981,427
Net change in unrealized appreciation (depreciation) from investments and swap contracts	102,174,895	(83,181,528)

Net increase in net assets from operations	$230,695,940	$167,306,779

Capital transactions —
Contributions	$840,738,810	$558,169,118
Withdrawals	(114,076,775)	(339,071,897)

Net increase in net assets from capital transactions	$726,662,035	$219,097,221

Net increase in net assets	$957,357,975	$386,404,000

Net Assets

At beginning of period	$3,296,549,847	$2,910,145,847

At end of period	$4,253,907,822	$3,296,549,847

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.62	%(2)	0.63%	0.64%	0.65%	0.65%	0.62%
Net investment income	6.89	%(2)	7.60%	8.67%	10.52%	8.92%	7.91%
Portfolio Turnover	33	%(3)	70%	75%	74%	54%	84%

Total Return	6.11	%(3)	6.01%	18.44%	40.41%	(25.45)%	6.65%

Net assets, end of period (000’s omitted)	$4,253,908		$3,296,550	$2,910,146	$2,396,886	$1,531,339	$2,038,478

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. Prior to May 15, 2012, the Portfolio’s secondary objectives were to seek reasonable preservation of capital to the extent attainable from its investments in high yield, high risk corporate bonds, and growth of income and capital. Effective May 15, 2012, the Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Income Fund of Boston, Eaton Vance Multi-Strategy All Market Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 85.3%, 0.5%, 11.8% and 2.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Boston Income Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Boston Income Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, and 0.555% of average daily net assets of $5 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $11,217,929 or 0.60% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,870,992,393 and $1,120,079,782, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,096,765,596

Gross unrealized appreciation	$196,909,882
Gross unrealized depreciation	(76,843,729)

Net unrealized appreciation	$120,066,153

5 Restricted Securities

At April 30, 2012, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100	$48,990
HF Holdings, Inc.	10/27/09	3,400	182,613	16,558
Panolam Holdings Co.	12/30/09	6,997	3,844,852	11,405,810
Peninsula Gaming, LLC, Convertible Preferred Membership Interests, Expires 7/1/16	7/8/99	6,338	0	939,832
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	33,105	0	0

Total Restricted Securities			$4,176,565	$12,411,190

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The

Boston Income Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Credit Default Swaps — Sell Protection
			Notional	Receive				Upfront	Net Unrealized
	Reference	Credit	Amount**	Annual		Termination	Market	Payments	Appreciation
Counterparty	Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Value	Received (Paid)	(Depreciation)

Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$3,850	5.00	%(1)	6/20/15	$152,473	$107,286	$259,759
Bank of America NA	Ford Motor Co.	Ba2/BB+	5,000	5.00	(1)	3/20/17	588,676	(150,970)	437,706
Citibank NA	Meritor, Inc.	B3/B-	8,255	5.00	(1)	6/20/15	(382,020)	349,312	(32,708)
Citibank NA	Meritor, Inc.	B3/B-	4,130	5.00	(1)	6/20/17	(567,746)	668,985	101,239
Credit Suisse International	Ford Motor Co.	Ba2/BB+	4,000	5.00	(1)	12/20/16	463,876	(7,483)	456,393
Deutsche Bank	Ford Motor Co.	Ba2/BB+	3,900	5.00	(1)	9/20/16	445,164	(150,788)	294,376
Deutsche Bank	Ford Motor Co.	Ba2/BB+	3,900	5.00	(1)	9/20/16	445,164	(269,864)	175,300
Deutsche Bank	Ford Motor Co.	Ba2/BB+	7,900	5.00	(1)	12/20/16	916,155	(370,936)	545,219
Goldman Sachs International	Ford Motor Co.	Ba2/BB+	3,900	5.00	(1)	9/20/16	445,165	(174,635)	270,530
Goldman Sachs International	Ford Motor Co.	Ba2/BB+	7,900	5.00	(1)	12/20/16	916,155	(274,785)	641,370

							$3,423,062	$(273,878)	$3,149,184

Credit Default Swaps — Buy Protection
		Notional	Pay				Upfront
	Reference	Amount	Annual		Termination	Market	Payments	Net Unrealized
Counterparty	Entity	(000’s omitted)	Fixed Rate		Date	Value	Paid	Depreciation

Deutsche Bank	Markit CDX North America High Yield Index	$30,000	5.00	%(1)	6/20/17	$818,965	$(1,427,767)	$(608,802)

						$818,965	$(1,427,767)	$(608,802)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $52,735,000.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $641,510.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $3,181,892, with the highest amount from any one counterparty being $1,014,895. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amounts would be increased by any unamortized upfront payments made by the Portfolio. To mitigate

Boston Income Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $641,510 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at April 30, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Credit default swap contracts	$5,191,793	(1)	$(949,766	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open swap contracts.
(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Premium paid/received on open swap contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended April 30, 2012 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income	Derivatives Recognized in Income

Credit default swap contracts	$588,100 (1)	$3,278,747 (2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the six months ended April 30, 2012, which is indicative of the volume of this derivative type, was approximately $55,484,000.

7 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

8 Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Boston Income Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$3,537,766,890	$4,519,829	$3,542,286,719
Senior Floating-Rate Interests	—	245,579,660	—	245,579,660
Convertible Bonds	—	11,651,800	—	11,651,800
Common Stocks	5,031,260	70,297	11,422,368	16,523,925
Convertible Preferred Stocks	6,295,249	—	—	6,295,249
Preferred Stocks	10,836,537	—	—	10,836,537
Miscellaneous	—	244,310	203,403	447,713
Warrants	—	748,910	939,832	1,688,742
Short-Term Investments	—	381,521,404	—	381,521,404

Total Investments	$22,163,046	$4,177,583,271	$17,085,432	$4,216,831,749

Credit Default Swaps	$—	$5,191,793	$—	$5,191,793

Total	$22,163,046	$4,182,775,064	$17,085,432	$4,222,023,542

Liability Description

Credit Default Swaps	$—	$(949,766)	$—	$(949,766)

Total	$—	$(949,766)	$—	$(949,766)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in Corporate	Investments
	Bonds &	in Common	Investments	Investments
	Notes	Stocks	in Miscellaneous	in Warrants	Total

Balance as of October 31, 2011	$4,936,230	$17,358,339	$203,402	$576,867	$23,074,838
Realized gains (losses)	10,471	13,863,610	—	—	13,874,081
Change in net unrealized appreciation (depreciation)*	342,207	(3,978,861)	(88,912)	362,965	(3,362,601)
Cost of purchases(1)	—	—	—	—	—
Proceeds from sales(1)	(765,320)	(15,820,720)	—	—	(16,586,040)
Accrued discount (premium)	(3,759)	—	—	—	(3,759)
Transfers to Level 3**	—	—	88,913	—	88,913
Transfers from Level 3**	—	—	—	—	—

Balance as of April 30, 2012	$4,519,829	$11,422,368	$203,403	$939,832	$17,085,432

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2012*	$22,453	$5,430,092	$(88,912)	$362,965	$5,726,598

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.
(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Income Fund of Boston

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

Eaton Vance
Income Fund of Boston

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Boston Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Income Fund of Boston (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance
Income Fund of Boston

April 30, 2012

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Eaton Vance
Income Fund of Boston

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Income Fund of Boston

Michael W. Weilheimer President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Boston Income Portfolio

Michael W. Weilheimer President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Income Fund of Boston and Boston Income Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Income Fund of Boston

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/ broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Boston Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

443-6/12	IBSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: June 13, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: June 13, 2012

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: June 13, 2012